REGULATORY MATTERS (Regulatory Assets and Liabilities) (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Regulatory Matters Regulatory Assets And Liabilities [Abstract]
Property Tax Deferrals Current		$ 21,000,000	$ 20,000,000
PPFAC		19,000,000	4,000,000
Derivative Instruments Regulatory Assets Current		15,000,000	1,000,000
DSM and LFCR Regulatory Assets Current		8,000,000	3,000,000
Mine Fire Cost Deferral	10,000,000	2,000,000	10,000,000
Other Current Regulatory Assets		4,000,000	5,000,000
Regulatory Assets-Current	79,380,000	69,383,000	42,555,000
Pension And Other Postretirement Benefits Noncurrent		126,000,000	75,000,000
Income Taxes Recoverable through Future Revenues		31,000,000	22,000,000
PPFAC-Final Mine Reclamation and Retiree Health Care Costs		29,000,000	25,000,000
Lease Purchase Commitment Deferral		16,000,000	2,000,000
Loss on Reacquired Debt Regulatory Asset		6,000,000	7,000,000
LFCR Regulatory Asset Non-Current		4,000,000
Tucson to Nogales Transmission Line		4,000,000	5,000,000
Other Regulatory Assets Noncurrent		7,000,000	5,000,000
Regulatory Assets-Noncurrent	238,018,000	223,192,000	141,030,000
RES		(28,000,000)	(22,000,000)
DSM Current Regulatory Liability		(6,000,000)
Customer Credit Current Regulatory Liability		(5,000,000)
Other Current Regulatory Liabilities Current			(2,000,000)
Regulatory Liabilities - Current	(33,308,000)	(38,847,000)	(23,701,000)
Net Cost of Removal for Interim Retirements		(265,000,000)	(254,000,000)
Deferred Investment Tax Credit		(25,000,000)	(4,000,000)
Income Taxes Payable through Future Rates		(20,000,000)	(5,000,000)
Customer Credit Noncurrent Regulatory Liability		(11,000,000)	0
Regulatory Liability, Noncurrent	(313,062,000)	(321,186,000)	(263,270,000)
Total Net Regulatory Assets (Liabilities)		$ (68,000,000)	$ (103,000,000)